SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30   SUBSEQUENT EVENTS

(a)Issuance of Series B Convertible Preferred Shares

On February 6, 2026, GDS Holdings completed its issuance of 300,000 Series B Convertible Preferred Shares to an investor with total consideration of US$300 million. The Company received all consideration in cash in February 2026.

(b)Sale of DayOne’s Ordinary Shares and dilution of equity interest in DayOne

On January 15, 2026, DayOne repurchased 11,000,000 ordinary shares from the Company at the price of US$35 per share with total consideration of US$385 million.

In April 2026, following the closing of the upsizing of DayOne’s Series C convertible preferred share financing, the Company’s equity interest in DayOne was further diluted to approximately 19.9% as of the date of this annual report.

(c)Increase of voting power attached to the Company’s Class B Ordinary Shares

On March 10, 2026, shareholders of the Company passed special resolutions approving to increase the voting power attached to the Company’s Class B Ordinary Shares held by Mr. William Wei Huang, from twenty votes per share to fifty votes per share.